Warrants (Details Narrative) (10-K) - USD ($)		9 Months Ended		12 Months Ended
	Jul. 27, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Feb. 07, 2014	Jan. 03, 2014	Dec. 31, 2013
Stock compensation expense		$ 443,249	$ 142,500	$ 242,146	$ 230,833
Number of common stock shares issued	9,600,286
Cashless exercise of warrants							6,276,960	3,321,600	14,446,777
Warrant price per share						$ 0.625	$ 0.625	$ 0.625	$ 0.625
Number of common stock value issued				60,000
Warrant [Member]
Stock compensation expense		$ 0	$ 0	$ 0	$ 0
Cashless exercise of warrants				392,047
Warrant price per share						$ 0.625
Warrants to purchase an aggregate number of shares				392,047	676,426
Warrant Exercise [Member]
Number of common stock shares issued				233,217
Cashless exercise of warrants				298,000
Warrant price per share				$ 0.10
Aggregate fair market value of common stock withheld				64,783
Warrant Exercise One [Member]
Number of common stock shares issued				500,000
Cashless exercise of warrants				500,000
Warrant price per share				$ 0.08
Number of common stock value issued				$ 40,000